Property, Plant and Equipment -Summary of Property, Plant and Equipment owned and Leased assets (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 25,086	$ 26,818
Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	22,664	24,092
Property, plant and equipment leased (right-of-use assets) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 2,422	$ 2,726